Segment Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 Segment
Segment Reporting [Abstract]
Number of operating segment	1
Number of reporting segment	1
CODM description	The CODM assesses performance and allocates resources based on the Company’s consolidated statements of operations and comprehensive loss and the Company’s operations are managed on a consolidated basis to decide where to allocate and invest additional resources within the business.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember